Type:  		13F-HR
Period:		9/30/2005
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	September 30,2005

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ x ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts November 14, 2005
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	21
Form 13F Information Table Value Total:	$106,601,000.00

List of Other Included Managers: NA



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     8707   140523 SH       SOLE                    38077        102446
ARKANSAS BEST CORP DEL COM     COM              040790107     3792   108741 SH       SOLE                    26428         82313
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4039     1479 SH       SOLE                      409          1070
BISYS GROUP INC COM            COM              055472104     2189   162960 SH       SOLE                    52568        110392
BLOCK H & R INC COM            COM              093671105     3272   136430 SH       SOLE                    38152         98278
CENDANT CORP                   COM              151313103     3850   186531 SH       SOLE                    52124        134407
CITIGROUP INC                  COM              172967101    10438   229304 SH       SOLE                    57046        172258
COCA-COLA FEMSA S A DE SPON AD COM              191241108     8644   323606 SH       SOLE                    88031        235575
CONOCOPHILLIPS                 COM              20825C104     6216    88909 SH       SOLE                    24106         64803
ETHAN ALLEN INTERIORS COM      COM              297602104     3636   115965 SH       SOLE                    32338         83627
GANNETT CO INC DEL             COM              364730101     6417    93223 SH       SOLE                    24625         68598
GENERAL ELECTRIC CO            COM              369604103      328     9735 SH       SOLE                        0          9735
HELEN OF TROY CORP LTD COM     COM              G4388N106     2904   140706 SH       SOLE                    37033        103673
HILB ROGAL & HAMILTON COM      COM              431294107     4593   123062 SH       SOLE                    30258         92804
HOME DEPOT INC                 COM              437076102     3199    83862 SH       SOLE                    20010         63852
JOHNSON CTLS INC COM           COM              478366107     4509    72666 SH       SOLE                    20243         52423
PFIZER INCORPORATED            COM              717081103     5765   230882 SH       SOLE                    61991        168891
PHH CORP COM NEW               COM              693320202      240     8722 SH       SOLE                     8722             0
RENT A CTR INC NEW COM         COM              76009N100     4850   251184 SH       SOLE                    61934        189250
WASHINGTON MUT INC COM         COM              939322103    10989   280200 SH       SOLE                    70127        210073
WELLS FARGO & CO DEL COM       COM              949746101     8024   136990 SH       SOLE                    30366        106624

REPORT SUMMARY		        21 DATA RECORDS		    106601	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
